Shareholders' Equity (Details) $ / shares in Units, $ in Millions, $ in Millions	3 Months Ended								6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2022 shares	Sep. 30, 2022 CAD ($) $ / shares shares	Jun. 30, 2022 shares	Mar. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($) shares	Sep. 30, 2021 shares	Jun. 30, 2021 CAD ($) $ / shares shares	Mar. 31, 2021	Jun. 30, 2022 shares	Jun. 30, 2021 CAD ($) $ / shares shares	Jun. 30, 2020 CAD ($) $ / shares shares	Sep. 30, 2022 CAD ($) $ / shares shares	Sep. 30, 2021 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 USD ($)
Shareholders' Equity (Details) [Line Items]
Agreement, description								the Company entered into a new agreement with two securities dealers, for an At-The-Market offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$75 million in value of common shares of the Company. This program can be in effect until the Company’s current US$775 million Shelf Registration Statement expires in January 2023. In 2021, the Company issued 2,242,112 shares, at an average selling price of $22.71 per share, for net proceeds of $49.9 million under the Company’s At-The-Market offering. During the nine months ended September 30, 2022, the Company issued 997,508 shares, at an average selling price of $22.83 per share, for net proceeds of $22.3 million under the Company’s At-The-Market offering.
Common shares issued (in Shares) | shares		55,322										55,322
Share premium				$ 0.1	$ 2.2									$ 2.2	$ 1.6
Exploration expenditures				0.2										6.5	$ 4.7
Expiration of share options, description												The outstanding share options at September 30, 2022 expire on various dates between December 2022 and June 2024.
Exercised options (in Shares) | shares												186,007
Proceeds amount												$ 2.7
Common shares issued (in Shares) | shares		186,007										186,007
Weighted average share price exercise options (in Dollars per share) | $ / shares		$ 23.47										$ 23.47
Fair value grants					2.6
Fair value grants amortized					0.4							$ 0.1
Common shares exchanged (in Shares) | shares									119,800
Basic and diluted net income												$ 25.4	$ 9.4
Total stock options (in Shares) | shares												737,327	1,814,167
Restricted stock units outstanding (in Shares) | shares												25,000
Equity Financing [Member]
Shareholders' Equity (Details) [Line Items]
Value of common shares (in Dollars)																$ 40
Common shares issued (in Shares) | shares							350,000			350,000	345,000				1,327,046
Price per share (in Dollars per share) | $ / shares							$ 28.06			$ 28.06	$ 32.94				$ 21.94
Net proceeds															$ 28.5
Gross proceeds										$ 9.8	$ 11.4
Share premium		$ 0.9			$ 0.2		$ 1.5			$ 1.5	$ 3.9	$ 0.9		0.2
Exploration expenditures												6.1		$ 1.1
RSU [Member]
Shareholders' Equity (Details) [Line Items]
Restricted share units granted (in Shares) | shares														123,800
Restricted stock units, description														Of these, 28,000 RSUs were granted to Board members, 75,200 RSUs were granted to members of senior management, and the remaining 20,600 RSUs were granted to other employees of the Company.
Fair value grants														$ 2.6
Fair value grants amortized				$ 2.2								0.5
Restricted share units vested (in Shares) | shares									128,800
Restricted share units granted (in Shares) | shares					40,000	40,000
Board Members [Member]
Shareholders' Equity (Details) [Line Items]
Restricted stock units vested (in Shares) | shares			5,000
Board Members [Member] | RSU [Member]
Shareholders' Equity (Details) [Line Items]
Fair value grants							$ 0.2
Restricted stock units granted (in Shares) | shares							10,000
Board [Member] | RSU [Member]
Shareholders' Equity (Details) [Line Items]
Fair value grants												$ 0.9
Restricted stock units vested (in Shares) | shares		20,000,000,000
Non-adjusting events after reporting period [Member]
Shareholders' Equity (Details) [Line Items]
Exercised options (in Shares) | shares	100,000
Stock options and Restricted share units [Member]
Shareholders' Equity (Details) [Line Items]
Stock options term												5 years